BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 83.1%
	COMMUNICATIONS — 2.2%
5,681	Booking Holdings, Inc.*	$22,505,281
62,578	Fox Corp.	2,150,806
1,203,363	Warner Bros Discovery, Inc.*	8,953,021
		33,609,108
	CONSUMER DISCRETIONARY — 8.2%
114,493	Adidas AG - ADR	13,681,982
238,152	Buckle, Inc.	8,797,335
179,448	Bunzl PLC - ADR	6,827,853
690,462	Copart, Inc.*	37,395,422
176,781	Evolution Gaming Group AB - ADR	18,428,942
71,790	Kering SA -ADR	2,604,462
15,801	LVMH Moet Hennessy Louis Vuitton - ADR	2,416,932
89,727	Magna International, Inc.	3,759,561
5,724	MercadoLibre, Inc*	9,406,822
2,786	NVR, Inc.*	21,141,728
		124,461,039
	CONSUMER STAPLES — 0.5%
139,431	Unilever PLC[1]	7,667,311

	ENERGY — 2.8%
169,004	HF Sinclair Corp.	9,014,673
57,360	Marathon Petroleum Corp.	9,950,813
15,678	Texas Pacific Land Corp.	11,511,885
72,737	Valero Energy Corp.	11,402,252
		41,879,623
	FINANCIALS — 9.5%
71,466	Aon PLC[1]	20,980,988
51,862	Brown & Brown, Inc.	4,636,981
37,339	Credit Acceptance Corp.*	19,217,637
233,591	HDFC Bank Ltd - ADR	15,026,909
40,816	Hingham Institution for Savings	7,301,166
37,746	Kinsale Capital Group, Inc.	14,542,779
111,740	Primerica, Inc.	26,435,449
167,750	RLI Corp.	23,600,748
155,004	WR Berkley Corp.	12,180,214
		143,922,871
	HEALTH CARE — 9.8%
55,379	CSL LTD - SP ADR	5,459,157
18,639	Elevance Health, Inc.	10,099,728

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
24,643	Humana, Inc.	$9,207,857
134,683	ICON PLC1,*	42,219,080
17,669	IDEXX Laboratories, Inc*	8,608,337
218,860	Medtronic PLC[1]	17,226,471
31,599	Molina Healthcare, Inc.*	9,394,383
80,364	Novo-Nordisk A/S - SP ADR	11,471,157
770,974	Siemens Healthineers AG - ADR	22,227,335
40,573	United Therapeutics Corp.*	12,924,529
		148,838,034
	INDUSTRIALS — 18.5%
137,335	Ametek, Inc.	22,895,118
393,412	Amphenol Corp., Class A	26,504,166
260,000	Canadian Pacific Kansas City	20,469,800
330,137	Fastenal Company	20,745,809
190,270	Gentex Corp.	6,414,002
330,620	Graco, Inc.	26,211,554
282,194	HEICO Corp., Class A	50,095,086
75,000	IDEX Corp.	15,090,000
106,257	Landstar System, Inc.	19,602,291
228,674	Old Dominion Freight Line, Inc.	40,383,828
91,000	RBC Bearings, Inc.*	24,549,980
67,593	TriNet Group, Inc.*	6,759,300
		279,720,934
	MATERIALS — 5.2%
122,592	CF Industries Holdings, Inc.	9,086,519
102,268	Consol Energy, Inc.	10,434,404
333,163	Huntsman Corp.	7,586,121
50,994	Linde PLC[1]	22,376,677
89,721	LyondellBasell Industries - Class A	8,582,711
54,000	Simpson Manufacturing Co, Inc.	9,100,620
188,376	Warrior Met Coal, Inc.	11,824,362
		78,991,414
	TECHNOLOGY — 26.4%
8,613	Accenture PLC - Class A1	2,613,270
141,417	Amadeus IT Group, S.A. - ADR	9,418,203
52,710	Applied Materials, Inc.	12,439,033
14,379	ASM Holding NV1	14,705,835
185,623	Cisco Systems, Inc.	8,818,949
250,939	CoStar Group, Inc.*	18,604,617
238,938	Dassault Systemes SE - SP ADR	9,039,717

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
269,366	Experian PLC - ADR	$12,550,974
1,398	Fair ISAAC Corp.*	2,081,147
28,561	Globant SA1,*	5,091,284
281,117	HP, Inc.	9,844,717
203,485	Intel Corp.	6,301,930
92,070	Interdigital, Inc.	10,731,679
15,016	KLA Corp.	12,380,842
174,868	Kulicke & Soffa Industries	8,601,757
11,981	Lam Research Corp.	12,757,968
90,701	Micron Technology, Inc.	11,929,903
63,701	Moody's Corp.	26,813,662
34,179	MSCI, Inc.	16,465,733
545,466	Sage Group PLC - ADR	30,021,740
151,518	SAP SE - SP ADR	30,562,696
177,798	Shopify, Inc. - Class A*	11,743,558
69,225	Teledyne Technologies, Inc.*	26,857,916
152,477	Teleperformance - ADR	8,035,248
117,848	Temenos AG - SP ADR	8,131,064
96,921	Tokyo Electron LTD - ADR	10,513,932
46,530	Tyler Technologies, Inc.*	23,394,353
209,508	Veeva Systems, Inc. - Class A*	38,342,059
		398,793,786
	TOTAL COMMON STOCKS
	(Cost $974,058,666)	1,257,884,120

Number of Units		Value
	INVESTMENT FUNDS — 10.0%
-	HWC Long Onshore Fund, LP*	$151,900,865
	TOTAL INVESTMENT FUNDS
	(Cost $145,000,000)	151,900,865

	TOTAL INVESTMENTS — 93.1%
	(Cost $1,119,058,666)	1,409,784,985
	Other Assets in Excess of Liabilities — 6.9%	104,354,628
	TOTAL NET ASSETS — 100.0%	$1,514,139,613

ADR	– American Depository Receipt
PLC	– Public Limited Company
SA	– Unsponsored American Depository Receipt
SP ADR	– Sponsored American Depository Receipt
SE	– Sponsored American Depository Receipt
LP	– Limited Partnership

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024 (Unaudited)

1	Foreign security denominated in U.S. Dollars.
2	Partnership is not designated in units. The Fund owns approximately 42.9% of HWC Long Master Fund, LP through its investment in HWC Long Onshore Fund, LP, which invests substantially all of its assets in HWC Long Master Fund, LP, and has contractually waived its right to vote its interests.
*	Non-income producing security.

Additional information on Investment Funds is as follows:

Security	Redemption Permitted	Acquisition Date	Investment Strategy	Redemption Notice Period
HWC Long Onshore Fund, LP	Quarterly	5/1/2024	Long-Only Equities[a]	45 Days

[a]	This investment category includes investment funds that make long-only investments in equity securities that are deemed by investment managers to be undervalued and to present certain sustainable advantages.